INVESTMENTS (OFFSETTING FINANCIAL LIABILITIES) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Equity Contract
Offsetting Liabilities [Line Items]
Gross amount recognized	$ 20	$ 4
Gross amounts offset in the balance sheets	20	4
Net amounts presented in the balance sheets	0	0
Derivatives Subject to an ISDA Master Agreements
Offsetting Liabilities [Line Items]
Gross amount recognized	78	4
Gross amounts offset in the balance sheets	78	4
Net amounts presented in the balance sheets	0	0
Other Financial Liabilities
Offsetting Liabilities [Line Items]
Gross amount recognized	78	60
Gross amounts offset in the balance sheets	0	0
Net amounts presented in the balance sheets	78	60
Other Liabilities
Offsetting Liabilities [Line Items]
Gross amount recognized	156	64
Gross amounts offset in the balance sheets	78	4
Net amounts presented in the balance sheets	$ 78	$ 60